Significant accounting policies	12 Months Ended
Aug. 31, 2020
Significant accounting policies
Significant accounting policies

4.Significant accounting policies

Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the Company:

-	identifies the contract with the customer;
-	identifies the performance obligations in the contract;
-	determines the transaction price which takes into account estimates of variable consideration and the time value of money;
-	allocates the transaction price to separate performance obligations on the basis of relative standalone selling price of each distinct good or service to be delivered; and,
-	recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

The Company enters into contracts with customers, as well as distributor agreements with specific distributors for the sale of boats.

Sale of boats

Revenue from the sale of boats, including incidental shipping fees, is recognized at the point in time when the customer obtains control of the goods, which is generally at the shipping point. In the context of its distributor agreements, control is passed at the shipping point to the distributor as the Company has no further performance obligations at that point. The amount of consideration the Company receives and the revenue recognized varies with volume rebate programs offered to distributors. When the Company offers retrospective volume rebates, it estimates the expected volume rebates based on an analysis of historical experience, to the extent that it is highly probable that a significant reversal will not occur. The Company adjusts its estimate of revenue related to volume rebates at the earlier of when the most likely amount of consideration expected to be received changes or when the consideration becomes fixed.

The Company recognizes customer deposits on the sale of boats as contract liabilities.

Sales of parts and boat maintenance

Revenue from the sale of parts and related maintenance services are recognized at the point in time when the customer obtains control of the parts and when services are completed.

Commission

Commission income is recognized at the point in time when the underlying transaction is settled.

Other

Other revenue is recognized when it is received or when the right to receive payment is established.

Cash and cash equivalents

Cash and cash equivalents includes cash in hand, cash held in trust, deposits held at call with banks, other short term highly liquid investments with original maturities of three months or less, and – for the purpose of the statement of cash flows – bank overdrafts. Bank overdrafts are shown within bank indebtedness in current liabilities on the statement of financial position.

Trade and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within 30 days.

The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit loss, trade receivables have been grouped based on days overdue.

Other receivables are recognized at amortized cost, less any allowance for expected credit loss.

Inventories

Raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value on a first-in first-out basis. Cost comprises of direct materials and delivery costs, direct labour, import duties and other taxes, and appropriate proportion of variable and fixed overhead expenditure based on normal operating capacity. Cost of purchased inventory are determined after deducted rebates and discounts received or receivable.

Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and the estimated costs necessary to make the sale.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset.

Depreciation is recorded to recognize the cost of assets over their useful lives. The estimated useful lives and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

a	r
	Methods	Rates and periods
Computer equipment	Declining balance method	55%
Machinery and equipment	Declining balance method	20%
Rolling stock	Declining balance method	30%
Leasehold improvements		over the term of the
Straight-line method		lease
Moulds	Straight-line method	25 years

Any item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales and proceeds and the carrying amount of the asset and is recognized in profit or loss.

Repairs and maintenance costs that do not improve or extend productive life are recognized in profit or loss in the period in which the costs are incurred.

Research costs are expensed in the period in which they are incurred. Development costs are capitalized when it probable that the project will be a success considering its commercial and technical feasibility; the Company is able to use or sell the asset; the Company has sufficient resources and intent to complete its development; and its costs can be measured reliably. The Company has not capitalized any development costs.

Trade and other payables

These amounts represent liabilities for goods and services provided to the entity prior to the end of the financial year and which are unpaid. Due to their short-term nature they are measured at amortized cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Taxes

Tax expense comprises current and deferred tax. Tax is recognized in the statement of operations except to the extent it relates to items recognized in other comprehensive income or directly in equity.

Current tax

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax

Deferred taxes are the taxes expected to be payable or recoverable on differences between the carrying amounts of assets in the balance sheet and their corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences between the carrying amounts of assets and their corresponding tax bases. Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets in a transaction that affects neither the taxable profit nor the accounting profit.

Transactions entered into by the Company in a currency other than their functional currency are recorded at the rates prevailing when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates prevailing at the reporting date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss.

Provisions

Provisions are recognized when the Company has a present obligation as a result of a past event, it is probable the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.

Leases

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. Interest accretion is recorded as interest expense in finance costs. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value (i.e., below $5,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term. For the year-ended August 31, 2020, the expense for leases of low-value assets is insignificant.

For the year-ended August 31, 2019, the Company applied the following accounting policy to recognize leases:

Where substantially all of the risks and rewards incidental to ownership of a leased asset have been transferred to the Company (a “finance lease”), the asset is treated as if it had been purchased outright. The amount initially recognized as an asset is the lower of the fair value of the leased property and the present value of the minimum lease payments payable over the term of the lease. The corresponding lease commitment is shown as a liability. Lease payments are analyzed between capital and interest. The interest element is charged to profit and loss over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Company (an “operating lease”), the total rentals payable under the lease are charged to the statement of comprehensive income on a straight-line basis over the lease term. The aggregate benefit of lease incentives is recognized as a reduction of the rental expense over the lease term on a straight-line basis.

Impact of the initial application of COVID‑19 Related Rent Concessions Amendment to IFRS 16

In May 2020, the IASB issued Covid‑19‑Related Rent Concessions (Amendment to IFRS 16) that provides practical relief to lessees in accounting for rent concessions occurring as a direct consequence of COVID‑19, by introducing a practical expedient to IFRS 16. The practical expedient permits a lessee to elect not to assess whether a COVID‑19 related rent concession is a lease modification. A lessee that makes this election shall account for any change in lease payments resulting from the COVID‑19‑related rent concession the same way it would account for the change applying IFRS 16 if the change were not a lease modification.

The Company has applied the practical expedient retrospectively to all rent concessions that meet the conditions, and has not restated prior period figures.

The Company has benefited from a three month waiver of lease payments on premises. The waiver of lease payments of $26,003 has been accounted for as a negative variable lease payment in profit or loss. The Company has derecognized the part of the lease liability that has been extinguished by the forgiveness of lease payments.

Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Assets and liabilities measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement.

Financial instruments

Classification and measurement of financial instruments

The Company measures its financial assets and financial liabilities at fair value on initial recognition, which is typically the transaction price unless a financial instrument contains a significant financing component. Subsequent measurement is dependent on the financial instrument’s classification which in the case of financial assets, is determined by the context of the Company’s business model and the contractual cash flow characteristics of the financial asset. Financial assets are classified into two categories: (1) measured at amortized cost and (2) fair value through profit and loss (“FVTPL”). Financial liabilities are subsequently measured at amortized cost at the effective interest rate, other than financial liabilities that are measured at FVTPL or designated as FVTPL where any change in fair value resulting from an entity’s own credit risk is recorded as other comprehensive income (“OCI”).

Amortized cost

The Company classifies trade and other receivables, term deposit, trade and other payables, long-term debt and advances to/from related parties as financial instruments measured at amortized cost. The contractual cash flows received from the financial assets are solely payments of principal and interest and are held within a business model whose objective is to collect the contractual cash flows.

Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets measured at amortized cost. The measurement of the loss allowance depends upon the Company’s assessment at the end of each reporting period as to whether the financial instrument’s credit risk has increased significantly since initial recognition, based on reasonable and supportable information that is available, without undue cost or effort to obtain. Where there has been a significant increase in exposure to credit risk, a 12‑month expected credit loss allowance is estimated. The amount of expected credit loss recognized is measured on the basis of the probability weighted present value of anticipated cash shortfalls over the life of the instrument discounted at the original effective interest rate.

Equity instruments

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of direct issuance costs.

The Company’s shares are classified as equity instruments.

Grants and investment tax credits receivable

Grants and investment tax credits received on capital expenditure are deducted in arriving at the carrying amount of the asset purchased. Grants and investment tax credits for revenue expenditure are netted against the cost incurred by the Company. Where retention of a government grant is dependent on the Company satisfying certain criteria, it is initially recognized as deferred income. When the criteria for retention have been satisfied, the deferred income balance is released to the statement of comprehensive income or netted against the asset purchased.

Cost of sales are presented net of $445,776 (2019 – $394,715, 2018 – $691,462) of grants and investment tax credits. Office salaries and benefits are presented net of $45,928 (2019 – $Nil; 2018 – $Nil) of grants.

Earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the Company by the weighted average number of common stock outstanding during the year.

Diluted income per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of common stock outstanding, adjusted for the effects of all dilutive potential common stock. The weighted average number of common stock outstanding is increased by the number of additional common stock that would have been issued by the Company assuming exercise of all options with exercise prices below the average market price for the year.

Impairment of non-financial assets

Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the about by which the asset’s carrying amount exceeds its recoverable amount.

Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Share-based payments

The Company has a share option plan for key employees, consultants, advisors, officers and directors from which options to purchase common stock of the Company are issued. Share-based compensation costs are accounted for on a fair value basis, as measured at the grant date, using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted. An individual is classified as an employee when the individual is an employee for legal or tax purposes or provides services similar to those performed by an employee. In situations where options have been issued to non-employees and some or all of the services received by the Company can be specifically identified, the options are measured at the fair value of the services received. If the services cannot be specifically identified, the options are measured at the fair value of the options issued.

All share-based remuneration is ultimately recognized as an expense in profit or loss with a corresponding credit to contributed surplus. If vesting periods or other vesting conditions apply, the expense is allocated over the vesting period, based on the best available estimate of the number of share options expected to vest. Any adjustment to cumulative share-based compensation resulting from a revision is recognized in the current period. The number of vested options ultimately exercised by holders does not impact the expense recorded in any period.